INVESTMENT SECURITIES (Details 6) (Non-agency mortgage-backed /CMO securities, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 item	Dec. 31, 2012 item
Investment Securities
Number of CUSIPs	13	13
Par Value	$ 2,825	$ 3,443
Amortized Cost	2,513	3,088
Fair Value	2,502	2,715
AA
Investment Securities
Number of CUSIPs	2	2
Par Value	168	264
Amortized Cost	168	264
Fair Value	170	268
A1
Investment Securities
Number of CUSIPs		1
Par Value		380
Amortized Cost		380
Fair Value		374
A3
Investment Securities
Number of CUSIPs		1
Par Value		320
Amortized Cost		320
Fair Value		318
A
Investment Securities
Number of CUSIPs		2
Par Value		72
Amortized Cost		72
Fair Value		71
BBB
Investment Securities
Number of CUSIPs	3	1
Par Value	210	231
Amortized Cost	210	231
Fair Value	210	225
Baa1
Investment Securities
Number of CUSIPs	3	1
Par Value	639	71
Amortized Cost	639	71
Fair Value	618	72
Baa2
Investment Securities
Number of CUSIPs	1	1
Par Value	6	97
Amortized Cost	6	97
Fair Value	6	96
Below Investment Grade
Investment Securities
Number of CUSIPs	4	4
Par Value	1,802	2,008
Amortized Cost	1,490	1,653
Fair Value	$ 1,498	$ 1,291